12 Months Ended
Jul. 31, 2014
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 2, 2015

to the Prospectus dated July 31, 2014 (the “Prospectus”) and the Statement of Additional Information

dated July 31, 2014 (the “SAI”)

for the iShares Japan Large-Cap ETF (ITF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around September 4, 2015:

	Current	New
Fund Name	iShares Japan Large-Cap ETF	iShares JPX-Nikkei 400 ETF
Underlying Index	S&P/TOPIX 150TM	JPX-Nikkei Index 400
Index Provider	S&P Dow Jones Indices LLC	Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc.
Investment Objective	The Fund seeks to track the investment results of an index composed of large-capitalization Japanese equities.	The Fund seeks to track the investment results of a broad-based benchmark composed of Japanese equities.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (“TSE”) and Nikkei Inc. are the Fund’s index providers (collectively, the “Index Provider”). The Fund seeks to track the investment results of the JPX-Nikkei Index 400 (the “Underlying Index”), which is comprised of (i) common stocks whose main market is the TSE First Section, TSE Second Section, Mothers, or JASDAQ market and (ii) TSE First Section, TSE Second Section, Mothers or JASDAQ-listed securities other than common stocks that are regarded as equivalent to common stocks if their inclusion is deemed to be “particularly necessary” as determined by the Index Provider.

The Underlying Index is comprised of companies that the Index Provider determined to have high appeal for investors and meet requirements of global investment standards, such as efficient use of capital and investor-focused management perspectives.

The Underlying Index may include large-, mid- or small-capitalization companies, and the components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. Prior to selection of the Underlying Index on or about September 4, 2015, the Fund tracked the S&P/TOPIX 150TM. The S&P/TOPIX 150TM seeks to provide an index reflecting TSE-listed issuers having broad market exposure through an index that is efficient to replicate.

The first full paragraph on page S-3 of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Index Provider is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Summary of Principal Risks

The following new section entitled “Mid-Capitalization Companies Risk” is added before the section of the Prospectus on page S-4 entitled “Non-U.S. Securities Risk”:

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.